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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Children's Investment Fund Management (UK) LLP
                 --------------------------------------------------
   Address:      7 Clifford Street
                 -------------------------------
                 London W1S 2WE
                 -------------------------------
                 England
                 -------------------------------

Form 13F File Number: 028-11900
                          ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angus Milne
         -------------------------------
Title:   Head of Compliance
         -------------------------------
Phone:   +44 20 7440 2330
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Angus Milne               London, England    August 14, 2009
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        --------------------

Form 13F Information Table Entry Total:       4
                                        --------------------

Form 13F Information Table Value Total: 982,265
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1           COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                 VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------
SAP AG                SPON ADR        803054204   33,344   829,647 SH             SOLE      N/A   829,647
COCA COLA CO          COM             191216100  335,662 6,994,406 SH             SOLE      N/A 6,994,406
PHILIP MORRIS INTL
 INC                  COM             718172109   60,930 1,396,832 SH             SOLE      N/A 1,396,832
VISA INC              COM CL A        92826C839  552,329 8,871,329 SH             SOLE      N/A 8,871,329